MASSACHUSETTS INVESTORS GROWTH STOCK FUND	MFS® LATIN AMERICAN EQUITY FUND
MASSACHUSETTS INVESTORS TRUST	MFS® LIFETIME® 2015 FUND
MFS® ABSOLUTE RETURN FUND	MFS® LIFETIME® 2020 FUND
MFS® AGGRESSIVE GROWTH ALLOCATION FUND	MFS® LIFETIME® 2025 FUND
MFS® ALABAMA MUNICIPAL BOND FUND	MFS® LIFETIME® 2030 FUND
MFS® ARKANSAS MUNICIPAL BOND FUND	MFS® LIFETIME® 2035 FUND
MFS® ASIA PACIFIC EX-JAPAN FUND	MFS® LIFETIME® 2040 FUND
MFS® BLENDED RESEARCH® CORE EQUITY FUND	MFS® LIFETIME® 2045 FUND
MFS® BOND FUND	MFS® LIFETIME® 2050 FUND
MFS® CALIFORNIA MUNICIPAL BOND FUND	MFS® LIFETIME® 2055 FUND
MFS® CASH RESERVE FUND	MFS® LIFETIME® RETIREMENT INCOME FUND
MFS® COMMODITY STRATEGY FUND	MFS® LIMITED MATURITY FUND
MFS® CONSERVATIVE ALLOCATION FUND	MFS® LOW VOLATILITY EQUITY FUND
MFS® CORE EQUITY FUND	MFS® LOW VOLATILITY GLOBAL EQUITY FUND
MFS® EMERGING MARKETS DEBT FUND	MFS® MANAGED WEALTH FUND
MFS® EMERGING MARKETS DEBT LOCAL CURRENCY FUND	MFS® MARYLAND MUNICIPAL BOND FUND
MFS® EMERGING MARKETS EQUITY FUND	MFS® MASSACHUSETTS MUNICIPAL BOND FUND
MFS® EQUITY INCOME FUND	MFS® MID CAP GROWTH FUND
MFS® EQUITY OPPORTUNITIES FUND	MFS® MID CAP VALUE FUND
MFS® EUROPEAN EQUITY FUND	MFS® MISSISSIPPI MUNICIPAL BOND FUND
MFS® GEORGIA MUNICIPAL BOND FUND	MFS® MODERATE ALLOCATION FUND
MFS® GLOBAL ALTERNATIVE STRATEGY FUND	MFS® MONEY MARKET FUND
MFS® GLOBAL BOND FUND	MFS® MUNICIPAL HIGH INCOME FUND
MFS® GLOBAL EQUITY FUND	MFS® MUNICIPAL INCOME FUND
MFS® GLOBAL GROWTH FUND	MFS® MUNICIPAL LIMITED MATURITY FUND
MFS® GLOBAL HIGH YIELD FUND	MFS® NEW DISCOVERY FUND
MFS® GLOBAL LEADERS FUND	MFS® NEW YORK MUNICIPAL BOND FUND
MFS® GLOBAL MULTI-ASSET FUND	MFS® NORTH CAROLINA MUNICIPAL BOND FUND
MFS® GLOBAL NEW DISCOVERY FUND	MFS® PENNSYLVANIA MUNICIPAL BOND FUND
MFS® GLOBAL TOTAL RETURN FUND	MFS® RESEARCH BOND FUND
MFS® GOVERNMENT MONEY MARKET FUND	MFS® RESEARCH FUND
MFS® GROWTH ALLOCATION FUND	MFS® RESEARCH INTERNATIONAL FUND
MFS® GROWTH FUND	MFS® SOUTH CAROLINA MUNICIPAL BOND FUND
MFS® HIGH INCOME FUND	MFS® STRATEGIC INCOME FUND
MFS® HIGH YIELD POOLED PORTFOLIO	MFS® TECHNOLOGY FUND
MFS® INFLATION-ADJUSTED BOND FUND	MFS® TENNESSEE MUNICIPAL BOND FUND
MFS® INTERNATIONAL DIVERSIFICATION FUND	MFS® TOTAL RETURN FUND
MFS® INTERNATIONAL GROWTH FUND	MFS® UTILITIES FUND
MFS® INTERNATIONAL NEW DISCOVERY FUND	MFS® VALUE FUND
MFS® INTERNATIONAL VALUE FUND	MFS® VIRGINIA MUNICIPAL BOND FUND
MFS® WEST VIRGINIA MUNICIPAL BOND FUND

Effective July 1, 2014, all references to MFS Cash Reserve Fund and MFS Money Market Fund are hereby replaced with MFS U.S. Government Cash Reserve Fund and MFS U.S. Government Money Market Fund, respectively.

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